Amounts Payables and Accrued Liabilities (Details) - USD ($) $ in Thousands	May 31, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Amounts payable	$ 4,247	$ 1,748
Accrued liabilities	2,265	3,515
Total Amount Payables and Accrued Liabilities	6,512	5,263
Amount Payables and Accrued Liabilities	6,512	5,263
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Amount Payables and Accrued Liabilities	2,874	2,161
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Amount Payables and Accrued Liabilities	1,227	119
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Amount Payables and Accrued Liabilities	$ 2,411	$ 2,983